The right-of-use assets comprise the following underlying assets: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance ending	$ 15,360	$ 15,869
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance ending	25,020	23,779
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance ending	(9,660)	(7,910)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Balance ending	7,949	7,979
Platforms [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance ending	11,718	11,144
Platforms [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance ending	(3,769)	(3,165)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Balance ending	6,762	7,167
Vessels [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance ending	12,024	11,256
Vessels [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance ending	(5,262)	(4,089)
Properties [Member]
IfrsStatementLineItems [Line Items]
Balance ending	649	723
Properties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance ending	1,278	1,379
Properties [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance ending	$ (629)	$ (656)